Issuance of common units and Series A Preferred Units (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		33 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Oct. 18, 2019	Jan. 26, 2018
Proceeds from Issuance of Common Limited Partners Units	$ 0	$ 0	$ 0	$ 1,029
Compensation Paid to Agent					$ 1,000
Maximum Offering Amount						$ 120,000	$ 120,000
Common Stock [Member]
Partners' Capital Account, Units, Sale of Units				53,160	306,266
Proceeds from Issuance of Common Limited Partners Units				$ 1,000	$ 5,600
Sales Commissions				$ 10
Average Gross Sales Price Per Share			$ 0	$ 19.60
8.75% Series A Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units			93,792	105,122	2,119,382
Proceeds from Issuance of Preferred Limited Partners Units			$ 2,400	$ 2,700	$ 54,100
Average Gross Sales Price Per Share			$ 25.98	$ 26.33
8.75% Series A Preferred Units [Member] | Agent [Member]
Sales Commissions			$ 40	$ 50